Interest and Finance Costs	12 Months Ended
Dec. 31, 2024
Interest And Finance Costs
Interest and Finance Costs

14. Interest and Finance Costs:

The amounts in the accompanying Consolidated Statements of Comprehensive Income are analyzed as follows:

	Year ended December 31,
	2022	2023	2024
Interest on long-term debt (Note 8)	$3,698	$5,483	$6,259
Interest on promissory note (Note 3)	450	69	—
Amortization of financing costs	303	247	238
Financing fees and charges	(10)	36	32
Total	$4,441	$5,835	$6,529